OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION - Schedule of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Current
Total current	$ 0	$ 25,000	[1]	$ 20,000
Non-current
Total non-current	165	212	[1]	$ 19,380
Total	165	25,212
Contingent consideration
Current
Total current	0	25,000
Non-current
Total		25,000
Financial guarantee contracts
Non-current
Total non-current	$ 165	$ 212

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.